Subsequent Events - Additional Information (Detail) - MXN ($) $ in Millions		12 Months Ended
	Mar. 07, 2018	Dec. 31, 2017
Installment One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend installment period		May 04, 2018
Installment Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend installment period		Nov. 06, 2018
Dividend announcement [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary dividend payable	$ 9,221
Dividends approved date	Mar. 16, 2018